The movement in the expected credit loss provision can be reconciled as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected credit loss provision, beginning balance	$ (58,472)	$ (67,466)
Increase in provision of expected credit losses	(240,603)
Recoveries		8,504
Effect of movement in exchange rates	(1,660)	490
Expected credit loss provision, ending balance	$ (300,735)	$ (58,472)